Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.7%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust, Class I2 (A)(B)(C)(D)	874	$ 987
International Equity Funds - 26.7%
Transamerica Emerging Markets Equity, Class I2 (B)	1,924,013	18,585,962
Transamerica Emerging Markets Equity, Class R6 (B)	259,557	2,520,302
Transamerica International Equity, Class I2 (B)	5,675,732	135,649,988
Transamerica International Focus, Class I2 (B)	5,169,677	37,583,549
Transamerica International Focus, Class R6 (B)	114,378	836,104
Transamerica International Small Cap Value, Class I2 (B)	730,380	12,723,212
Transamerica International Stock, Class I2 (B)	8,597,981	116,932,547
Transamerica International Stock, Class R6 (B)	218,354	2,969,619
		327,801,283
U.S. Equity Funds - 70.5%
Transamerica Capital Growth, Class I2 (A)(B)	1,819,549	24,964,216
Transamerica Capital Growth, Class R6 (A)(B)	243,707	3,343,658
Transamerica Large Cap Value, Class I2 (B)	21,662,570	344,868,116
Transamerica Large Cap Value, Class R6 (B)	560,777	8,927,567
Transamerica Mid Cap Growth, Class I2 (B)	1,702,890	19,583,240
Transamerica Mid Cap Growth, Class R6 (B)	309,552	3,553,661
Transamerica Mid Cap Value Opportunities, Class I2 (B)	1,235,460	13,738,313
Transamerica Mid Cap Value Opportunities, Class R6 (B)	292,100	3,286,121
Transamerica Small Cap Growth, Class I2 (B)	1,954,197	11,803,347
Transamerica Small Cap Growth, Class R6 (B)	235,605	1,423,053
Transamerica Small Cap Value, Class I2 (B)	2,393,112	11,486,939
Transamerica Small Cap Value, Class R6 (B)	300,829	1,468,047
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Sustainable Equity Income, Class I2 (B)	4,323,884	$ 35,888,237
Transamerica US Growth, Class I2 (B)	11,278,289	374,551,991
Transamerica US Growth, Class R6 (B)	178,117	5,915,250
		864,801,756
U.S. Mixed Allocation Fund - 1.5%
Transamerica Energy Infrastructure, Class I2 (B)	2,026,434	17,974,471
Total Investment Companies (Cost $868,472,783)		1,210,578,497
EXCHANGE-TRADED FUNDS - 0.2%
U.S. Equity Funds - 0.2%
Alerian MLP ETF (E)	9,720	486,681
Health Care Select Sector SPDR Fund (F)	8,875	1,157,566
Total Exchange-Traded Funds (Cost $1,686,341)		1,644,247

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 1.80% (G), dated 07/31/2025, to be repurchased at $6,269,279 on 08/01/2025. Collateralized by a U.S. Government Obligation, 3.75% due 04/30/2027, and with a value of $6,394,402.	$ 6,268,965	6,268,965
Total Repurchase Agreement (Cost $6,268,965)		6,268,965
Total Investments (Cost $876,428,089)		1,218,491,709
Net Other Assets (Liabilities) - 0.6%		7,805,779
Net Assets - 100.0%		$ 1,226,297,488
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
EURO STOXX 50® Index	44	09/19/2025	$2,679,471	$2,681,362	$1,891	$—
S&P 500® E-Mini Index	135	09/19/2025	41,019,891	43,026,188	2,006,297	—
TOPIX Index	3	09/11/2025	554,403	586,671	32,268	—
Total Futures Contracts					$2,040,456	$—
Transamerica Funds

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,210,577,510	$—	$—	$1,210,577,510
Exchange-Traded Funds	1,644,247	—	—	1,644,247
Repurchase Agreement	—	6,268,965	—	6,268,965
Total	$1,212,221,757	$6,268,965	$—	$1,218,490,722
Investment Companies Measured at Net Asset Value (C)				987
Total Investments				$1,218,491,709
Other Financial Instruments
Futures Contracts (I)	$2,040,456	$—	$—	$2,040,456
Total Other Financial Instruments	$2,040,456	$—	$—	$2,040,456
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Affiliated investments in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost(a)	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2025	Shares as of July 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Capital Growth, Class I2	$23,847,106	$—	$(8,000,000)	$1,457,852	$7,659,258	$24,964,216	1,819,549	$—	$—
Transamerica Capital Growth, Class R6	—	1,849,191	—	—	1,494,467	3,343,658	243,707	—	—
Transamerica Emerging Markets Equity, Class I2	25,593,863	37,870	(10,000,000)	(1,988,537)	4,942,766	18,585,962	1,924,013	37,869	—
Transamerica Emerging Markets Equity, Class R6	—	2,427,695	—	—	92,607	2,520,302	259,557	—	—
Transamerica Energy Infrastructure, Class I2	16,297,181	201,811	—	—	1,475,479	17,974,471	2,026,434	558,178	—
Transamerica Global Allocation Liquidating Trust, Class I2	1,051	—	—	—	(64)	987	874	—	—
Transamerica International Equity, Class I2	92,321,738	31,749,769	(1,000,000)	108,628	12,469,853	135,649,988	5,675,732	2,449,811	299,959
Transamerica International Focus, Class I2	42,006,903	6,187,035	(8,000,000)	633,245	(3,243,634)	37,583,549	5,169,677	570,843	5,616,192
Transamerica International Focus, Class R6	—	3,405,790	(2,500,000)	(154,842)	85,156	836,104	114,378	—	—
Transamerica International Small Cap Value, Class I2	7,416,361	3,420,796	—	—	1,886,055	12,723,212	730,380	316,061	104,736
Transamerica International Stock, Class I2	104,404,955	9,139,216	(8,500,000)	493,697	11,394,679	116,932,547	8,597,981	2,975,584	3,163,632
Transamerica International Stock, Class R6	—	5,094,070	(3,000,000)	491,140	384,409	2,969,619	218,354	—	—
Transamerica Large Cap Value, Class I2	283,933,591	61,389,782	(20,000,000)	(1,601,269)	21,146,012	344,868,116	21,662,570	4,355,331	3,534,451
Transamerica Large Cap Value, Class R6	—	7,891,106	—	—	1,036,461	8,927,567	560,777	—	—
Transamerica Mid Cap Growth, Class I2	16,427,321	676,747	—	—	2,479,172	19,583,240	1,702,890	—	676,747
Transamerica Mid Cap Growth, Class R6	—	3,479,734	—	—	73,927	3,553,661	309,552	—	—
Transamerica Funds

Transamerica Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2024	Purchases at Cost(a)	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2025	Shares as of July 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Mid Cap Value Opportunities, Class I2	$13,137,662	$1,212,543	$—	$—	$(611,892)	$13,738,313	1,235,460	$199,531	$1,013,012
Transamerica Mid Cap Value Opportunities, Class R6	—	3,591,528	—	—	(305,407)	3,286,121	292,100	—	—
Transamerica Small Cap Growth, Class I2	7,071,677	5,825,135	—	—	(1,093,465)	11,803,347	1,954,197	—	825,135
Transamerica Small Cap Growth, Class R6	—	1,735,933	—	—	(312,880)	1,423,053	235,605	—	—
Transamerica Small Cap Value, Class I2	7,839,820	5,739,264	—	—	(2,092,145)	11,486,939	2,393,112	147,043	1,592,221
Transamerica Small Cap Value, Class R6	—	1,654,606	—	—	(186,559)	1,468,047	300,829	—	—
Transamerica Sustainable Equity Income, Class I2	33,226,135	3,643,993	—	—	(981,891)	35,888,237	4,323,884	401,422	2,242,570
Transamerica US Growth, Class I2	292,629,356	95,878,383	(21,000,000)	(732,234)	7,776,486	374,551,991	11,278,289	504,748	41,873,635
Transamerica US Growth, Class R6	—	4,419,850	—	—	1,495,400	5,915,250	178,117	—	—
Total	$966,154,720	$260,651,847	$(82,000,000)	$(1,292,320)	$67,064,250	$1,210,578,497	73,208,018	$12,516,421	$60,942,290
(a) Purchases at cost may include activity from the reorganization that occurred on June 20, 2025.

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At July 31, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust, Class I2	07/31/2014	$8,994	$987	0.0%*

(E)	The shareholder reports for Alerian ETFs can be found at the following location: http://www.alpsfunds.com/exchange-traded-funds/amlp.
(F)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(G)	Rate disclosed reflects the yield at July 31, 2025.
(H)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(I)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
Transamerica Funds

Transamerica Asset Allocation - Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Asset Allocation - Growth Portfolio (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds

Transamerica Asset Allocation - Growth Portfolio

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds